Derivative financial instruments (Tables)	12 Months Ended
Dec. 31, 2020
Derivative Financial Instruments [Abstract]
Summary of Euro Equivalent the Contractual Amounts of forward Exchange Contracts

The tables below summarise in euro equivalent the contractual amounts of forward exchange contracts used to hedge principally future cash flows from trade receivables and sale orders as at December 31, 2020 and 2019.

	31/12/20	31/12/19
Euro	11,385	11,347
British pounds	8,760	16,947
Canadian dollars	2,301	1,937
Australian dollars	1,459	1,280
Japanese yen	1,293	1,549
U.S. dollars	854	6,347
Swedish kroner	203	208
Danish kroner	—	751
Total	26,255	40,366

Summary of Information Regarding the Contract Amount in Estimated Fair Value of All of the Group's Forward Exchange Contacts

The following tables present information regarding the contract amount in euro equivalent amount and the estimated fair value of all of the Group’s forward exchange contracts. Contracts with net unrealized gains are presented as “assets” and contracts with net unrealized losses are presented as “liabilities”.

	2020		2019
	Contract amount	Unrealised gains/(losses)	Contract amount	Unrealised gains/(losses)
Assets	12,587	112	10,419	145
Liabilities	13,668	(253)	29,947	(772)
Total	26,255	(141)	40,366	(627)